SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Disclosure Of Detailed Information About Supplemental Cash Flow Information Explanatory

	2019	2018
Accretion	$3,404	$897
Interest income	(726)	(1,518)
Loss on disposal of fixed assets	32	41
	$2,710	$(580)

Disclosure of detailed information about non cash transactions

	2019	2018
Change in reclamation and remediation provision included within mineral properties and plant and equipment, exploration and evaluation assets	$3,330	$(713)
Change in lease liability related to right-of-use assets	4,498	—
Repayment of MACA borrowings by way of issuance of shares	10,524	—